SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 20,917	$ 21,178	$ 23,155
Building and building improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	P15Y
Building and building improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	P40Y
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	P5Y
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	P15Y
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	P3Y
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	P15Y